Related Parties (Details) - Schedule of Components of Related party expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of Related Party Expense Abstract
Related party shared services	$ 984	$ 971	$ 2,760	$ 3,115	$ 4,051	$ 4,280	$ 4,042
Related party royalty	209	153	432	440	631	530	538
Related party management fee	136	1,293	435	3,497	3,627	4,997	6,026
Total related party expense	$ 1,329	$ 2,417	$ 3,627	$ 7,052	$ 8,309	$ 9,807	$ 10,606